Shareholder Report, Average Annual Return (Details) B297504_Direxion Daily 7-10 Year Treasury Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares NAV
Average Annual Return, Percent	6.58%	(13.85%)	(3.03%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	6.55%	(1.74%)	1.27%